Schedule of income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense			¥ 21	¥ 459
Deferred income tax benefit		(7,880)	(616)	(702)
Total	$ (1,110)	¥ (7,880)	¥ (595)	¥ (243)